Stockholders' Equity - September 2017 Financing (Q3) (Details) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 10, 2017 USD ($) $ / shares shares	Mar. 31, 2016 USD ($)	Jan. 31, 2016 USD ($) shares	Sep. 30, 2018 USD ($) $ / shares	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Sep. 30, 2018 USD ($) $ / shares	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($)	Apr. 30, 2018 $ / shares
Class of Stock [Line Items]
Net proceeds from sale of common stock and warrants after transaction costs								$ 9,600	$ 9,600
Aggregate gross proceeds from sale of common stock and warrants		$ 7,800	$ 2,200
Transaction costs										$ 637	$ 1,235	$ 1,392	$ 641
Amendment of equity classified warrants				$ 135	$ 17	$ 100	$ 0			$ 293	$ 0	$ 0	$ 461
Common Stock
Class of Stock [Line Items]
Issuance of common stock (in shares) | shares			252,842
September 2017 Financing
Class of Stock [Line Items]
Net proceeds from sale of common stock and warrants after transaction costs	$ 3,100
September 2017 Financing | Common Stock
Class of Stock [Line Items]
Issuance of common stock (in shares) | shares	2,136,614
Shares issued, price per share (in usd per share) | $ / shares	$ 1.73
Aggregate gross proceeds from sale of common stock and warrants	$ 2,800
Transaction costs	$ 600
September 2017 Financing Warrants | September 2017 Financing | Option Pricing Model | Expected Term
Class of Stock [Line Items]
Warrants, measurement input, term	2 years 6 months
September 2017 Financing Warrants | September 2017 Financing | Option Pricing Model | Expected Volatility
Class of Stock [Line Items]
Warrants, measurement input	1.104
September 2017 Financing Warrants | September 2017 Financing | Option Pricing Model | Expected Dividend Rate
Class of Stock [Line Items]
Warrants, measurement input	0
September 2017 Financing Warrants | September 2017 Financing | Option Pricing Model | Risk-Free Interest Rate
Class of Stock [Line Items]
Warrants, measurement input	0.0138
September 2017 Financing Warrants | September 2017 Financing | Warrants Not Settleable in Cash
Class of Stock [Line Items]
Aggregate gross proceeds from sale of common stock and warrants	$ 900
September 2017 Warrants
Class of Stock [Line Items]
Warrant exercise price (in usd per share) | $ / shares												$ 1.67
September 2017 Warrants | September 2017 Financing
Class of Stock [Line Items]
Date from which warrants are exercisable	Sep. 13, 2017
Warrant exercise price (in usd per share) | $ / shares	$ 1.67													$ 0.60
Warrant expiration period (in years)	2 years 6 months
September 2017 Placement Agent Warrants
Class of Stock [Line Items]
Warrant exercise price (in usd per share) | $ / shares				$ 0.60						$ 0.60		$ 2.16
September 2017 Placement Agent Warrants | September 2017 Financing
Class of Stock [Line Items]
Warrant exercise price (in usd per share) | $ / shares	$ 2.16													$ 0.60
Warrant expiration period (in years)	2 years 6 months